Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of reconcilation of basic and diluted earning per share
	For the years ended December 31,
	2023	2022	2021
Net income (loss) attributable to common shareholders of Tantech Holdings Ltd.	$5,582,847	$3,021,069	$(8,358,129)
Weighted average shares Outstanding - Basic	2,767,449	996,934	172,864
Dilutive securities -unexercised warrants	-	9,235	-
Weighted average shares outstanding – diluted	2,767,449	1,006,169	172,864
Earnings (loss) per share - Basic	$2.02	$3.03	$(48.35)
Earnings (loss) per share – Diluted	$2.02	$3.00	$(48.35)